Derivative Instruments (Derivatives Assets and Liabilities And Collateral Received By Counterparty) (Details) (US And Foreign Futures [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Total Index Series [Member]
Offsetting Liabilities [Line Items]
Net Amount of Unrealized Gain (Loss) Presented in the Statement of Condition	$ (2,740,705)	$ (660,454)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral	2,740,705
Net Amount
Total Index Series [Member] | Counterparty A [Member]
Offsetting Liabilities [Line Items]
Net Amount of Unrealized Gain (Loss) Presented in the Statement of Condition	(2,909,902)	(1,233,488)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral	2,909,902	1,233,488
Net Amount
Total Index Series [Member] | Counterparty B [Member]
Offsetting Liabilities [Line Items]
Net Amount of Unrealized Gain (Loss) Presented in the Statement of Condition	169,197	573,034
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral	(169,197)	(573,034)
Net Amount
Agricultural Sector Series [Member]
Offsetting Liabilities [Line Items]
Net Amount of Unrealized Gain (Loss) Presented in the Statement of Condition	(161,948)	(447,627)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral	161,948	447,627
Net Amount
Agricultural Sector Series [Member] | Counterparty A [Member]
Offsetting Liabilities [Line Items]
Net Amount of Unrealized Gain (Loss) Presented in the Statement of Condition	(28,603)	(232,941)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral	28,603	232,941
Net Amount
Agricultural Sector Series [Member] | Counterparty B [Member]
Offsetting Liabilities [Line Items]
Net Amount of Unrealized Gain (Loss) Presented in the Statement of Condition	(133,345)	(214,686)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral	133,345	214,686
Net Amount